INCOME TAXES - Components of Deferred Income Taxes (Details) - Noncurrent assets and liabilities - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accruals and other adjustments
Employee benefits	$ 250	$ 295
Depreciation and amortization	(792)	(791)
Other accruals and adjustments	609	460
Ireland income tax loss carryforwards	1	1
Foreign income tax loss carryforwards	3,784	3,674
Foreign income tax credit carryforwards	213	252
Valuation allowance for income tax loss and income tax credit carryforwards	(3,623)	(3,556)
Total deferred income taxes	$ 442	$ 334